Debt (Bilateral Letter of Credit Facilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Committed Bilateral Letter of Credit Facilites [Member]
Line of Credit Facility [Line Items]
Bilateral letter of credit facility, expiration date	Apr. 28, 2021
Outstanding letters of credit	$ 410	$ 394
Bilateral letter of credit facilities, total available amount	447	437
Bilateral letter of credit facilities, collateral	$ 408	400
Bilateral Letter Of Credit Facilities [Member]
Line of Credit Facility [Line Items]
Minimum term for which collateral in the form of cash and cash equivalents is pledged for	1 month
Uncommitted Bilateral Letter of Credit Facilities [Member]
Line of Credit Facility [Line Items]
Outstanding letters of credit	$ 137	136
Bilateral letter of credit facilities, collateral	$ 80	$ 80